Stockholders' Equity (Details) - $ / shares	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 24, 2020
Stockholders’ Equity (Details) [Line Items]
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized	380,000,000	380,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued	34,500,000	34,500,000
Shares outstanding	29,665,062	28,851,640
Common stock, shares outstanding	4,834,938	5,648,360
Common Stock, Shares, Issued	4,834,938	5,648,360
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock shares authorized	20,000,000	20,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares issued		8,625,000
Shares outstanding		8,625,000
Common stock, shares outstanding	8,625,000	8,625,000
Common Stock, Shares, Issued	8,625,000	8,625,000